Taxation (Value-Added Tax) (Details) - State Administration of Taxation, China [Member]	12 Months Ended
Dec. 31, 2024
Minimum [Member]
Value-added tax rate [Line Items]
Value-added tax rate	6.00%
Maximum [Member]
Value-added tax rate [Line Items]
Value-added tax rate	13.00%